Share - Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used

The following assumptions were used in the Black-Scholes option pricing model for determining the value of options and SARs granted during the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025
Weighted average share price at the date of grant(1)	$26.82 (CHF 21.11)	$18.68 (CHF 16.11)
Range of expected volatilities (%)(2)	68.01 - 86.38	89.91 - 91.39
Range of expected terms (years)(3)	5.50 - 6.25	6.25
Range of risk-free interest rates (%)(4)	3.75 - 4.37	3.94 - 4.26
Dividend yield (%)	0.00	0.00

(1) The equity award exercise price is denominated in USD.

(2) The expected volatility was derived from the historical stock volatilities of the Company, as well as comparable peer public companies within the Company’s industry.

(3) The expected term represents the period that share-based awards are expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.

Summary of Stock Option and SARs Activity under 2023 Plan

The following table summarizes the Company’s stock option and SAR activity under the 2023 ESOP for the six months ended June 30, 2026 and 2025:

	2026			2025
	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates
Outstanding as of January 1,	5,163,946	8.32	2028 - 2035	4,687,054	6.82	2028 - 2034
Options granted	1,116,899	21.11	2036	1,035,131	16.11	2035
Forfeited(1)	(91,746)	13.18	2033 - 2036	(297,978)	8.31	2033 - 2034
Exercised(1)	(72,750)	8.05	2028 - 2034	(335,581)	5.02	2033 - 2034
Outstanding as of June 30,	6,116,349	10.22	2028 - 2036	5,088,626	8.48	2028 - 2035

(1) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2026 and 2025. No SARs had been exercised or forfeited during the six months ended June 30, 2026 and 2025.

Summary of Restricted Stock Unit Activity Under 2023 Plan	The following is a summary of RSU activity for the six months ended June 30, 2026 and 2025:

	2026			2025
	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates
Outstanding as of January 1,	1,007,636	13.93	2034 - 2035	467,478	9.81	2034
RSUs granted	766,262	21.20	2036	646,741	16.16	2035
RSUs vested/released	(289,398)	13.78	2034 - 2036	(97,990)	9.55	2034
Outstanding as of June 30,	1,484,500	17.22	2034 - 2036	1,016,229	14.31	2034 - 2035